Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Reconciliation of Numerator and Denominator of the Basic and Diluted Net Loss Per Share
The following is a reconciliation of the numerator and denominator of the basic and diluted net earnings from continuing operations per share (EPS) computations:

	Year Ended December 31,
	2018	2017	2016
	(in millions, except share and per share amounts)
Numerator:
Net earnings from continuing operations	$46.6	$7.8	$37.0
Denominator:
Denominator for basic EPS—weighted-average common shares	69,726,528	68,574,631	67,504,065
Dilutive effect of stock-based compensation arrangements	2,017,119	2,427,276	2,625,997
Denominator for diluted EPS—adjusted weighted-average common shares	71,743,647	71,001,907	70,130,062

Basic EPS from continuing operations	$0.67	$0.11	$0.55
Diluted EPS from continuing operations	$0.65	$0.11	$0.53